Customer Advances and Deferred Revenues	12 Months Ended
Dec. 31, 2013
Customer Advances and Deferred Revenues [Abstract]
Customer Advances and Deferred Revenues

6. Customer Advances and Deferred Revenues

In connection with its research services, the Company often receives cash payments before its earnings process is complete. In these instances, the Company records the payments as customer advances until the earnings process or milestone is achieved.

As described in its revenue recognition policy for Ekso™ unit sales, revenues are deferred and recognized over the expected maintenance period. Accordingly, at the time of shipment the amount billed is recorded as deferred revenue. Also, at the time of shipment to the customer, the related inventory is reclassified to deferred costs of revenue where it is amortized to cost of revenue over the same period as the related revenue.

Customer advances, deferred revenues, and deferred unit costs consist of the following:

	December 31,
	2013	2012

Customer advances and deposits	$443,436	$329,006
Deferred Ekso unit revenues	3,462,980	2,928,411
Deferred service and software revenues	721,921	207,296
Customer advances and deferred revenues	4,628,337	3,464,713
Less current portion	(2,419,226)	(1,566,153)
Customer advances and deferred revenues, non-current	$2,209,111	$1,898,560

Deferred Ekso unit costs	$1,571,897	$1,130,246
Less current portion	(768,599)	(436,483)

Deferred cost of revenue, non-current	$803,298	$693,763